SUNAMERICA SERIES, INC.

Incorporated herein by reference is a supplement to the Fund’s prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 2, 2013 (SEC Accession No. 0001193125-13-281010).